Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations [Line Items]
Assets	$ 9,302,085	$ 8,148,607
Liability	9,018,660	7,390,654
Financial derivative contracts with collateral agreement threshold equal to zero [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations [Line Items]
Assets	8,127,263	7,478,837
Liability	7,900,539	6,748,219
Financial derivative contracts with non-zero threshold collateral agreement [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations [Line Items]
Assets	471,529	532,298
Liability	606,661	517,814
Financial derivative contracts without collateral agreement [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations [Line Items]
Assets	433,293	137,472
Liability	$ 511,460	$ 124,621